Derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives
Assets	$ 29,011	$ 82,040
Liabilities	(24,809)	(26,096)
Non-current Assets	3,055	7,469
Non-current Liabilities	(411)	(569)
Current Assets	25,956	74,571
Current Liabilities	(24,398)	(25,527)
Interest rate swaps
Derivatives
Assets	3,055	7,469
Liabilities	(306)	(179)
Notional amount	$ 199,600	179,100
Interest rate swaps | Minimum
Derivatives
Fixed interest rate to be paid on borrowings after taking into account interest rate swaps	2.00%
Interest rate swaps | Maximum
Derivatives
Fixed interest rate to be paid on borrowings after taking into account interest rate swaps	3.70%
Forward freight agreements and related bunker swaps
Derivatives
Assets	$ 1,238	3,993
Liabilities	(1,496)
Commodity contracts and derivatives
Derivatives
Assets	24,696	70,565
Liabilities	(23,007)	(25,835)
Forward foreign exchange contracts and foreign exchange
Derivatives
Assets	$ 22	13
Liabilities		$ (82)